Subsequent Events (Details)	Aug. 01, 2025 shares	Jul. 24, 2025 shares	Jul. 22, 2025 USD ($) shares	Jul. 10, 2025 CAD ($) shares	Jul. 09, 2025 USD ($) shares	Jul. 09, 2025 $ / shares	Jul. 08, 2025 shares	Jul. 07, 2025 shares	Jul. 03, 2025 shares	Jul. 02, 2025 shares	Jun. 18, 2025 USD ($) shares	Jun. 18, 2025 $ / shares
Class B Shares [Member]
Subsequent Events (Details) [Line Items]
Debt settlement of satisfied amount (in Dollars) | $											$ 30,000
Issuance of class B subordinate voting shares											1,000
Issuance of class B subordinate voting per share (in Dollars per share) | $ / shares												$ 41.14
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Debt settlements with arms length creditor totaling (in Dollars) | $			$ 40,000
Subsequent Events [Member] | Portfolio of Residential Mortgages [Member]
Subsequent Events (Details) [Line Items]
Extending maturity term				1 year
Principal amount of debt (in Dollars) | $				$ 925,000
Subsequent Events [Member] | GameStop Corp [Member]
Subsequent Events (Details) [Line Items]
Purchased shares			2,000
Subsequent Events [Member] | Genius Group Limited [Member]
Subsequent Events (Details) [Line Items]
Purchased shares		38,129
Subsequent Events [Member] | Class B Shares [Member]
Subsequent Events (Details) [Line Items]
Debt settlement of satisfied amount (in Dollars) | $					$ 10,000
Issuance of class B subordinate voting shares					680
Issuance of class B subordinate voting per share (in Dollars per share) | $ / shares						$ 23.85
Subsequent Events [Member] | Class B Shares [Member] | Tranches 4 and 5 of December 2024 Offering [Member] | Convertible Debentures [Member]
Subsequent Events (Details) [Line Items]
Issued classs B subordinate voting shares upon cashless exercise of warrants										31,035
Subsequent Events [Member] | Class B Shares [Member] | Tranches 1, 2, 3, and 5 of December 2024 Offering [Member] | Convertible Debentures [Member]
Subsequent Events (Details) [Line Items]
Issued classs B subordinate voting shares upon cashless exercise of warrants									266,096
Subsequent Events [Member] | Class B Shares [Member] | Tranche 5 of December 2024 Offering [Member] | Convertible Debentures [Member]
Subsequent Events (Details) [Line Items]
Issued classs B subordinate voting shares upon cashless exercise of warrants	3,014			17,698			8,344	8,344
Number of shares issued				11,699